Note 8 - Loan Receivable	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
8.	LOAN RECEIVABLE

The Group has loan receivable due from third parties, which consisted of the following:

	As of December 31,
	2014	2015	Interest rate	Period
A(i)	$10,295,800	$-	1.5% per month	October 9, 2013 to October 20, 2014
	$10,295,800	$-	19-21% per annum	October 21, 2014 to December 31, 2014

(i)	The loan was made to the Langfang Developer, in which the Group also made an equity method investment in 2013 (Note 6). The principal and its return are pledged by the 100% equity interests of Langfang Developer.

In September 2014, the Company's board of directors approved an extension of the outstanding loan to December 31, 2014.

As of December 31, 2014, based on the valuation of the 100% equity interests of Langfang Developer performed by a third party appraiser, there was no impairment loss of the loan.

In March, 2015, the Group collected approximately $2.1 million (RMB13 million, equivalently) from Langfang Developer. In December 2015, the Company received the remaining outstanding loan and relative interests. The Group recorded $693,231, $3,783,929 and $2,283,875 interest income in relation to the consideration receivable and loan receivable during the years ended December 31, 2013, 2014 and 2015, respectively.

The following table presents changes in loan receivable for the twelve-month period ended December 31, 2014 and 2015, respectively:

	December 31,
	2014	2015
Beginning balance	$10,333,120	$10,295,800
Collection	-	(9,807,585)
Exchange difference	(37,320)	(488,215)
Ending balance	$10,295,800	$-